Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 11 — Cash and cash equivalents
	June 30, 2023	December 31, 2022
	EUR	EUR
Cash at bank	4,422,045	347,229
Deposits at call	197,016	-
Cash at bank	4,619,061	347,229